UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number_811-01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)           (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
November 30, 2015

Franklin High Income Fund

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin High Income Fund

This semiannual report for Franklin High Income Fund covers the period ended November 30, 2015.

Your Fund’s Goals and Main Investments

The Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

Performance Overview

The Fund’s Class A shares had a -10.60% cumulative total return for the six months under review. In comparison, the benchmark Credit Suisse (CS) High Yield Index, which tracks the high yield debt market, returned -6.12%.1 The Fund’s peers had a -5.40% total return, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. economic growth improved during the six months under review amid healthy consumer spending. The economy strengthened in the second quarter but moderated in the third quarter as businesses cut back on inventories, exports slowed, and state and local governments reduced their spending. Manufacturing activities expanded for most of the period but contracted toward-period end. Non-manufacturing activities, however, increased throughout the six-month period, contributing to new jobs and helping drive down the unemployment rate to 5.0% at period-end, the lowest level in more than seven years.3 Home prices rose as new and existing home sales slowed and mortgage rates remained low. Retail sales grew modestly, driven by automobile and auto component sales. Inflation remained subdued, but after two consecutive declines, monthly inflation, as measured by the Consumer Price Index, rose modestly in October and held steady in November.

During the six-month period, the Federal Reserve (Fed) kept its target interest rate at 0%–0.25% while considering when an increase might be appropriate. Although global financial markets anticipated an increase, the Fed kept interest rates unchanged and said it expected moderate economic expansion, but it would monitor developments domestically and abroad. The Fed’s October meeting minutes indicated that most members acknowledged the possibility of an interest rate increase at their next meeting.

The 10-year Treasury yield, which moves inversely to price, shifted throughout the period. It began at 2.12% in May and rose to a period high of 2.50% in June based partly on upbeat domestic and eurozone economic data as well as Greece’s

1. Source: Credit Suisse Group.
2. Source: Lipper, a Thomson Reuters Company. For the six-month period ended 11/30/15, this category consisted of 677 funds. Lipper calcu-
lations do not include sales charges or expense subsidization by a fund’s manager. Fund performance relative to the average may have dif-
fered if these or other factors had been considered.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 17.

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FRANKLIN HIGH INCOME FUND

agreement with its international creditors. However, the yield declined to a period low of 1.99% in early October and ended the period slightly higher at 2.21% as investors sought less risky assets due to the Fed’s possible interest rate increase at its December policy meeting as well as weak Chinese data.

Dividend Distributions*

6/1/15–11/30/15

		Dividend per Share (cents)
					Advisor
Month	Class A	Class C	Class R	Class R6	Class
June	1.00	0.92	0.95	1.06	1.03
July	1.00	0.92	0.95	1.06	1.03
August	1.00	0.92	0.95	1.06	1.03
September	1.00	0.92	0.94	1.04	1.02
October	1.00	0.92	0.94	1.04	1.02
November	1.00	0.92	0.94	1.04	1.02
Total	6.00	5.52	5.67	6.30	6.15

*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness, we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

Manager’s Discussion

Over the past six months, financial market volatility rose as investors focused on a slowdown in Chinese economic growth, the prospect for the Fed to begin increasing its target short-term interest rate, and the continued decline in global commodity prices. Market pessimism peaked toward the end of the third calendar quarter as the Fed decided against an expected rate increase, citing concerns over global economic developments. In this environment, fixed income and equity markets rose and fell. Nonetheless, by period-end U.S. equity markets, as measured by the Standard & Poor’s 500 Index, were relatively unchanged, as were longer term U.S. interest rates, with the 10-year Treasury yield at 2.21% at period-end, relatively similar to rates at the beginning of the reporting period.

Focusing on the high yield corporate bond market, commodity price weakness was a significant detractor from high yield market returns, as the energy and metals and mining sectors represented a large portion of the high yield index. Moreover, although new-issue supply was lower than in 2014, redemptions from dedicated high yield mutual funds further pressured pricing levels for the asset class. Overall, yield spreads to comparable Treasuries widened from 5.0 percentage points to 6.8 percentage points by period-end, above their long-term historical average.

Fundamentally, with the continued decline in commodity prices, earnings and credit quality trends for the energy and metals and mining sectors could be challenged going into 2016.4 Even assuming a moderate rebound in select commodity prices over the intermediate term, we expected default rates could rise in commodity-related sectors as companies attempt to reduce debt on their balance sheets and strengthen liquidity in the face of lower cash flow and earnings prospects. However, with the average valuation for issuers in these sectors at what we considered distressed levels (spreads to Treasuries of more than 10 percentage points), we believed much of this negative fundamental outlook had been priced into securities. Therefore, we held a more aggressive positioning, particularly within the energy sector, in the Fund.

In other areas, the fundamental outlook for the remainder of the high yield corporate bond market was more supportive. Although earnings growth and margin improvements may have already peaked and debt ratios have ticked higher over the past few years, given significant refinancing activity and earnings growth over the past several years, non-commodity high yield issuers have experienced below-average default rates. Even though spread valuations were somewhat richer, in our analysis, for these non-commodity related issuers, given the prospect for more stable credit fundamentals, we still judged valuations to be relatively attractive across many of these industries. Outside of energy, our largest industry weightings at period-end were in the health care and financials sectors.5 However, given the Fund’s positioning in energy-related issuers, the Fund held a higher risk stance at period-end.

In terms of the Fund’s performance, during the period the Fund underperformed the CS High Yield Index and the return of peer

4. Metals and mining is part of materials in the SOI.
5. The health care sector comprises health care equipment and services in the SOI. The financials sector comprises banks, diversified finan-
cials and real estate in the SOI.

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Top 10 Holdings by Issuer*
11/30/15
Company	% of Total
Sector/Industry	Net Assets
HCA Inc.	2.2%
Health Care Equipment & Services
First Data Corp.	2.2%
Software & Services
Sprint Communications Inc.	2.0%
Telecommunication Services
Reynolds Group Issuer Inc./LLC/SA	1.4%
Materials
Energy Transfer Equity LP	1.3%
Energy
T-Mobile USA Inc.	1.3%
Telecommunication Services
CIT Group Inc.	1.3%
Banks
Navient Corp.	1.2%
Diversified Financials
CCO Holdings LLC/CCO Holdings Capital Corp.	1.2%
Media
JBS USA LLC/Finance Inc.	1.2%
Food, Beverage & Tobacco
*Securities are listed by issuer, which may appear by another name in the SOI.

funds, as measured by the Lipper High Yield Funds Classification Average.

Looking at sectors that negatively impacted the Fund’s relative peer performance, the Fund’s overweighted allocation and more aggressive positioning within the energy sector was a primary detractor from performance during the period. With oil and natural gas prices declining, the market not only seemed to price in an elevated expectation for defaults and restructurings, but also an expectation for lower recovery rates. Although we anticipated companies will increasingly seek to reduce debt on their balance sheets through distressed exchanges and select outright restructurings, given an outlook toward an intermediate-term increase in oil and gas prices from current levels, we found what we considered attractive value in select energy securities. Similarly, the Fund’s heavier exposure to metals and mining also detracted from performance, given price declines across a number of global commodities. Within our metals and mining exposure, we generally sought out issuers that we assessed could weather a prolonged period of lower commodity prices and/or invested in bonds that provided some degree of downside collateral protection relative to unsecured bonds. Nonetheless, overall securities in this sector underperformed the broader high yield market during the period. Conversely, the Fund held a lower weighting than its peers in the information technology sector, which outperformed, and therefore detracted from our relative returns.6

Certain of the Fund’s weightings in terms of industry positioning favorably impacted relative performance compared to the peer group. For example, the Fund held overweighted exposures compared to its peers in the financials; food, beverage and tobacco; and container and packaging industries.7 As these industries are all considered relatively defensive and either have little exposure to commodities or could actually benefit from lower commodity input prices, the Fund’s heavier weighting in these industries benefited relative performance.

6. The information technology sector comprises software and services, and technology hardware and equipment in the SOI.
7. Containers and packaging is part of materials in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN HIGH INCOME FUND

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN HIGH INCOME FUND

Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/15	5/31/15		Change
A (FHAIX)	$1.74	$2.01	-$	0.27
C (FCHIX)	$1.76	$2.03	-$	0.27
R (FHIRX)	$1.76	$2.04	-$	0.28
R6 (FHRRX)	$1.74	$2.01	-$	0.27
Advisor (FVHIX)	$1.74	$2.01	-$	0.27

Distributions[1] (6/1/15–11/30/15)
	Dividend
Share Class	Income
A	$0.0600
C	$0.0552
R	$0.0567
R6	$0.0630
Advisor	$0.0615

See page 9 for Performance Summary footnotes.

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FRANKLIN HIGH INCOME FUND
PERFORMANCE SUMMARY

Performance as of 11/30/152

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Average Annual	Total Annual
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Total Return (12/31/15)[6]	Operating Expenses[7]
A					0.76%
6-Month	-10.60%	-14.43%	$8,557
1-Year	-9.66%	-13.46%	$8,654	-14.62%
5-Year	+22.69%	+3.26%	$11,738	+2.07%
10-Year	+74.82%	+5.30%	$16,757	+4.70%
C					1.26%
6-Month	-10.72%	-11.59%	$8,841
1-Year	-10.02%	-10.87%	$8,913	-11.91%
5-Year	+20.06%	+3.72%	$12,006	+2.44%
10-Year	+66.47%	+5.23%	$16,647	+4.63%
R					1.11%
6-Month	-11.10%	-11.10%	$8,890
1-Year	-10.34%	-10.34%	$8,966	-10.88%
5-Year	+20.18%	+3.74%	$12,018	+2.58%
10-Year	+67.74%	+5.31%	$16,774	+4.82%
R6					0.47%
6-Month	-10.46%	-10.46%	$8,954
1-Year	-9.40%	-9.40%	$9,060	-10.47%
Since Inception (5/1/13)	-4.50%	-1.77%	$9,550	-3.23%
Advisor					0.61%
6-Month	-10.53%	-10.53%	$8,947
1-Year	-9.53%	-9.53%	$9,047	-10.06%
5-Year	+23.52%	+4.31%	$12,352	+3.14%
10-Year	+76.34%	+5.84%	$17,634	+5.35%

		30-Day Standardized Yield[9]
	Distribution
Share Class	Rate[8]	(with waiver)	(without waiver)
A	6.59%	6.97%	6.96%
C	6.27%	6.77%	6.77%
R	6.41%	7.00%	7.00%
R6	7.17%	7.59%	7.59%
Advisor	7.03%	7.45%	7.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN HIGH INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust toa rise in interest rates, the Fund’s share price may decline. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R: Class R6: Advisor Class:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus.

Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C, R, R6 and Advisor) per share on 11/30/15.
9. The 30-day standardized yield for the 30 days ended 11/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/15	Value 11/30/15	Period* 6/1/15–11/30/15
A
Actual	$1,000	$894.00	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,021.15	$3.89
C
Actual	$1,000	$892.80	$6.01
Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.41
R
Actual	$1,000	$889.00	$5.29
Hypothetical (5% return before expenses)	$1,000	$1,019.40	$5.65
R6
Actual	$1,000	$895.40	$2.23
Hypothetical (5% return before expenses)	$1,000	$1,022.65	$2.38
Advisor
Actual	$1,000	$894.70	$2.94
Hypothetical (5% return before expenses)	$1,000	$1,021.90	$3.13

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.77%;
C: 1.27%; R: 1.12%; R6: 0.47%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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Financial Highlights
Franklin High Income Fund
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$2.01	$2.15	$2.12	$1.97	$2.05	$1.89
Income from investment operations[a]:
Net investment income[b]	0.06	0.12	0.13	0.13	0.14	0.15
Net realized and unrealized gains (losses)	(0.27)	(0.14)	0.03	0.16	(0.07)	0.16
Total from investment operations	(0.21)	(0.02)	0.16	0.29	0.07	0.31
Less distributions from net investment income.	(0.06)	(0.12)	(0.13)	(0.14)	(0.15)	(0.15)
Netassetvalue,endofperiod	$1.74	$2.01	$2.15	$2.12	$1.97	$2.05

Total return[c]	(10.60)%	(0.83)%	8.01%	15.24%	3.64%	17.15%

Ratios to average net assets[d]
Expenses[e]	0.77%[f]	0.76%[f]	0.76%[f]	0.76%	0.76%	0.75%
Net investment income	6.21%	5.76%	6.10%	6.49%	7.16%	7.48%

Supplemental data
Netassets,endofperiod(000’s)	$2,959,082	$3,611,985	$4,058,942	$3,920,619	$2,979,160	$2,750,251
Portfolio turnover rate.	9.87%	34.67%	29.33%	28.89%	22.52%	51.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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				FRANKLIN HIGH INCOME TRUST
				FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$2.03	$2.17	$2.13	$1.99	$2.07	$1.90
Income from investment operations[a]:
Net investment income[b]	0.05	0.11	0.12	0.13	0.13	0.14
Net realized and unrealized gains (losses)	(0.26)	(0.14)	0.04	0.14	(0.07)	0.17
Total from investment operations	(0.21)	(0.03)	0.16	0.27	0.06	0.31
Less distributions from net investment income.	(0.06)	(0.11)	(0.12)	(0.13)	(0.14)	(0.14)
Netassetvalue,endofperiod	$1.76	$2.03	$2.17	$2.13	$1.99	$2.07

Total return[c]	(10.72)%	(1.32)%	7.90%	13.99%	3.09%	17.03%

Ratios to average net assets[d]
Expenses[e]	1.27%[f]	1.26%[f]	1.26%[f]	1.26%	1.26%	1.25%
Net investment income	5.71%	5.26%	5.60%	5.99%	6.66%	6.98%

Supplemental data
Netassets,endofperiod(000’s)	$622,665	$784,613	$907,458	$814,757	$580,850	$494,073
Portfolio turnover rate.	9.87%	34.67%	29.33%	28.89%	22.52%	51.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$2.04	$2.18	$2.14	$2.00	$2.08	$1.91
Income from investment operations[a]:
Net investment income[b]	0.06	0.11	0.12	0.13	0.14	0.14
Net realized and unrealized gains (losses)	(0.28)	(0.14)	0.04	0.14	(0.08)	0.18
Total from investment operations	(0.22)	(0.03)	0.16	0.27	0.06	0.32
Less distributions from net investment income.	(0.06)	(0.11)	(0.12)	(0.13)	(0.14)	(0.15)
Netassetvalue,endofperiod	$1.76	$2.04	$2.18	$2.14	$2.00	$2.08

Total return[c]	(11.10)%	(1.16)%	8.02%	14.05%	3.25%	17.12%

Ratios to average net assets[d]
Expenses[e]	1.12%[f]	1.11%[f]	1.11%[f]	1.11%	1.11%	1.10%
Net investment income	5.86%	5.41%	5.75%	6.14%	6.81%	7.13%

Supplemental data
Netassets,endofperiod(000’s)	$254,885	$323,397	$363,756	$335,335	$263,425	$209,566
Portfolio turnover rate.	9.87%	34.67%	29.33%	28.89%	22.52%	51.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2015	Year Ended May 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$2.01	$2.15	$2.12	$2.14
Income from investment operations[b]:
Net investment income[c]	0.06	0.12	0.13	0.01
Net realized and unrealized gains (losses)	(0.27)	(0.13)	0.04	(0.03)
Total from investment operations	(0.21)	(0.01)	0.17	(0.02)
Less distributions from net investment income	(0.06)	(0.13)	(0.14)	—
Netassetvalue,endofperiod	$1.74	$2.01	$2.15	$2.12

Total return[d]	(10.46)%	(0.57)%	8.27%	(0.93)%

Ratios to average net assets[e]
Expenses[f]	0.47%[g]	0.47%[g]	0.49%[g]	0.48%
Net investment income	6.51%	6.05%	6.37%	6.78%

Supplemental data
Netassets,endofperiod(000’s)	$81,408	$81,133	$35,633	$298
Portfolio turnover rate	9.87%	34.67%	29.33%	28.89%

aFor the period May 1, 2013 (effective date) to May 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.
gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

FRANKLIN HIGH INCOME TRUST
FINANCIAL HIGHLIGHTS

Franklin High Income Fund (continued)
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$2.01	$2.15	$2.12	$1.98	$2.06	$1.89
Income from investment operations[a]:
Net investment income[b]	0.06	0.12	0.13	0.14	0.14	0.15
Net realized and unrealized gains (losses)	(0.27)	(0.14)	0.04	0.14	(0.07)	0.18
Total from investment operations	(0.21)	(0.02)	0.17	0.28	0.07	0.33
Less distributions from net investment income.	(0.06)	(0.12)	(0.14)	(0.14)	(0.15)	(0.16)
Netassetvalue,endofperiod	$1.74	$2.01	$2.15	$2.12	$1.98	$2.06

Total return[c]	(10.53)%	(0.69)%	8.15%	14.81%	3.79%	17.89%

Ratios to average net assets[d]
Expenses[e]	0.62%[f]	0.61%[f]	0.61%[f]	0.61%	0.61%	0.60%
Net investment income	6.36%	5.91%	6.25%	6.64%	7.31%	7.63%

Supplemental data
Netassets,endofperiod(000’s)	$1,088,790	$1,443,439	$1,720,196	$1,275,166	$857,927	$362,418
Portfolio turnover rate.	9.87%	34.67%	29.33%	28.89%	22.52%	51.57%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of expense reduction rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

16 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN HIGH INCOME TRUST

Statement of Investments, November 30, 2015 (unaudited)

Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 0.0%†
Consumer Services 0.0%†
[a,b]Station Casinos Inc., wts., 6/17/18	UnitedStates	136,789	$213,390
Transportation 0.0%†
[a]CEVAHoldingsLLC	UnitedKingdom	3,364	1,732,574
Total Common Stocks and Other Equity Interests
(Cost $5,172,824)			1,945,964

Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a]CEVAHoldingsLLC,cvt.pfd.,A-1.	UnitedKingdom	134	93,800
[a]CEVAHoldingsLLC,cvt.pfd.,A-2.	UnitedKingdom	7,283	3,750,549
Total Convertible Preferred Stocks (Cost $11,036,794)			3,844,349

		Principal
		Amount*

Corporate Bonds 94.8%
Automobiles & Components 2.4%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	UnitedKingdom	55,000,000	54,656,250
The Goodyear Tire & Rubber Co.,
senior bond, 8.25%, 8/15/20	UnitedStates	10,000,000	10,429,500
senior note, 6.50%, 3/01/21	UnitedStates	25,200,000	26,704,188
senior note, 5.125%, 11/15/23	UnitedStates	15,000,000	15,412,500
[c]International Automotive Components Group SA, senior secured note, 144A, 9.125%,
6/01/18.	UnitedStates	15,000,000	13,996,875
			121,199,313
Banks 4.8%
[d]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	UnitedStates	55,000,000	57,200,000
CIT Group Inc.,
senior note, 5.25%, 3/15/18	UnitedStates	9,000,000	9,360,000
senior note, 5.375%, 5/15/20	UnitedStates	20,000,000	21,150,000
senior note, 5.00%, 8/15/22	UnitedStates	33,650,000	34,449,187
[d]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	UnitedStates	47,600,000	46,886,000
[d]JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	UnitedStates	30,000,000	30,390,000
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual.	UnitedStates	10,400,000	9,997,000
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22.	UnitedKingdom	15,000,000	16,537,500
sub. note, 5.125%, 5/28/24	UnitedKingdom	13,900,000	14,308,313
			240,278,000
Capital Goods 2.7%
[c]Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	55,000,000	41,250,000
[c]CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	25,000,000	22,000,000
[c]DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	UnitedStates	22,000,000	18,810,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	UnitedStates	14,000,000	10,045,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	UnitedStates	9,500,000	9,405,000
[c]senior sub. bond, 144A, 6.50%, 5/15/25	UnitedStates	4,200,000	4,142,250
senior sub. note, 6.00%, 7/15/22.	UnitedStates	9,400,000	9,282,500

franklintempleton.com

Semiannual Report 17

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Capital Goods (continued)
[c]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	UnitedStates	18,750,000	$18,843,750
			133,778,500
Commercial & Professional Services 1.0%
[c]Acosta Inc., senior note, 144A, 7.75%, 10/01/22	UnitedStates	20,000,000	18,550,000
[b,e]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	UnitedStates	9,053,899	905
IHS Inc., senior note, 5.00%, 11/01/22	UnitedStates	10,700,000	10,927,375
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	UnitedStates	20,000,000	20,300,000
			49,778,280
Consumer Durables & Apparel 3.2%
D.R. Horton Inc., senior note, 3.75%, 3/01/19	UnitedStates	20,000,000	20,475,000
KB Home,
senior bond, 7.50%, 9/15/22	UnitedStates	25,000,000	25,375,000
senior note, 4.75%, 5/15/19	UnitedStates	11,000,000	10,835,000
senior note, 7.00%, 12/15/21	UnitedStates	10,000,000	10,025,000
M/I Homes Inc., senior note, 8.625%, 11/15/18	UnitedStates	5,500,000	5,658,125
[c]Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.25%, 4/15/21	UnitedStates	8,100,000	8,160,750
senior note, 144A, 5.875%, 4/15/23	UnitedStates	15,000,000	15,000,000
senior note, 144A, 5.625%, 3/01/24	UnitedStates	25,000,000	24,281,250
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24.	UnitedStates	20,000,000	21,150,000
Visant Corp., senior note, 10.00%, 10/01/17	UnitedStates	20,000,000	20,545,000
			161,505,125
Consumer Services 4.2%
[c]1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	30,000,000	31,125,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	19,800,000	20,047,500
[c]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	UnitedStates	30,000,000	25,275,000
[e]Caesars Entertainment Operating Co. Inc.,
senior secured note, first lien, 11.25%, 6/01/17	UnitedStates	17,850,000	13,833,750
senior secured note, first lien, 9.00%, 2/15/20	UnitedStates	8,450,000	6,696,625
[c,e]Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	UnitedStates	20,000,000	2,500
[c]International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	UnitedStates	26,500,000	24,462,813
senior secured note, 144A, 6.25%, 2/15/22	UnitedStates	25,000,000	23,890,625
MGM Resorts International,
senior note, 6.625%, 12/15/21	UnitedStates	10,000,000	10,475,000
senior note, 6.00%, 3/15/23	UnitedStates	15,000,000	14,896,875
[c]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25.	UnitedStates	21,000,000	18,978,750
[c]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	22,500,000	20,334,375
			210,018,813
Diversified Financials 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.25%, 7/01/20	Netherlands	9,250,000	9,400,313
senior note, 4.625%, 10/30/20	Netherlands	5,800,000	5,966,750
senior note, 5.00%, 10/01/21	Netherlands	20,100,000	20,866,312
senior note, 4.625%, 7/01/22	Netherlands	15,900,000	16,098,750

18 Semiannual Report

franklintempleton.com

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
[f]Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	25,000,000	$23,631,250
E*TRADE Financial Corp.,
senior note, 5.375%, 11/15/22	UnitedStates	10,000,000	10,600,000
senior note, 4.625%, 9/15/23	UnitedStates	10,000,000	10,300,000
Navient Corp.,
senior note, 5.50%, 1/15/19	UnitedStates	42,200,000	40,701,900
senior note, 4.875%, 6/17/19	UnitedStates	4,000,000	3,750,000
senior note, 5.00%, 10/26/20	UnitedStates	12,500,000	11,281,250
senior note, 5.875%, 3/25/21	UnitedStates	5,000,000	4,593,750
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	10,000,000	10,460,500
[c]OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	UnitedStates	24,800,000	25,296,000
			192,946,775
Energy 16.2%
[c,e]Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	UnitedStates	25,000,000	1,625,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
senior note, 7.75%, 1/15/21	UnitedStates	25,500,000	8,797,500
senior note, 9.25%, 8/15/21	UnitedStates	17,400,000	6,177,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22.	UnitedStates	45,000,000	13,275,000
California Resources Corp.,
senior bond, 6.00%, 11/15/24.	UnitedStates	35,000,000	21,021,875
senior note, 5.50%, 9/15/21	UnitedStates	16,900,000	10,224,500
[c]Calumet Specialty Products Partners LP/Calumet Finance Co., senior note, 144A,
7.75%, 4/15/23	UnitedStates	30,100,000	28,369,250
CGG SA,
senior note, 6.50%, 6/01/21	France	29,000,000	15,877,500
senior note, 6.875%, 1/15/22	France	20,800,000	11,427,000
Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	UnitedStates	10,000,000	2,200,000
senior bond, 7.625%, 11/15/22	UnitedStates	6,700,000	1,440,500
senior note, 9.875%, 10/01/20	UnitedStates	15,000,000	4,125,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	10,000,000	3,800,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	40,500,000	19,642,500
Chesapeake Energy Corp.,
senior note, 6.625%, 8/15/20	UnitedStates	35,000,000	16,625,000
senior note, 4.875%, 4/15/22	UnitedStates	10,000,000	4,281,250
senior note, 5.75%, 3/15/23	UnitedStates	12,700,000	5,461,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	UnitedStates	19,550,000	18,377,000
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	UnitedStates	12,900,000	10,440,938
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	UnitedStates	20,900,000	13,794,000
[c]senior note, 144A, 8.00%, 4/01/23	UnitedStates	37,400,000	26,554,000
[c]Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note,
144A, 6.25%, 4/01/23	UnitedStates	17,700,000	15,133,500
[c]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	UnitedStates	25,000,000	17,437,500
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24.	UnitedStates	15,000,000	13,829,625
senior note, first lien, 7.50%, 10/15/20	UnitedStates	35,000,000	36,903,124
senior secured bond, first lien, 5.50%, 6/01/27	UnitedStates	17,900,000	15,080,750

franklintempleton.com

Semiannual Report 19

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Energy (continued)
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	UnitedStates	26,000,000		$7,670,000
[c]senior secured note, second lien, 144A, 11.00%, 3/15/20	UnitedStates	10,000,000		4,493,750
[c]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	UnitedKingdom	25,000,000		15,171,875
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	UnitedStates	20,000,000		6,500,000
[c]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	UnitedStates	33,900,000		30,503,220
[c]Goodrich Petroleum Corp.,
second lien, 144A, 8.00%, 3/15/18	UnitedStates	15,000	[g]	6,900,000
secured note, second lien, 144A, 8.875%, 3/15/18	UnitedStates	17,500	[g]	8,750,000
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	UnitedStates	20,000,000		6,400,000
senior note, 8.875%, 5/15/21	UnitedStates	5,000,000		1,550,000
[c]senior secured note, third lien, 144A, 13.00%, 2/15/22	UnitedStates	20,000,000		9,350,000
[c]Kinder Morgan Inc., senior secured bond, first lien, 144A, 5.625%, 11/15/23	UnitedStates	25,000,000		23,206,025
[c]Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	UnitedStates	32,950,000		20,593,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21.	UnitedStates	30,000,000		28,612,500
Memorial Production Partners LP/Memorial Production Finance Corp.,
senior note, 7.625%, 5/01/21	UnitedStates	30,000,000		17,475,000
senior note, 6.875%, 8/01/22	UnitedStates	14,000,000		7,840,000
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	UnitedStates	20,000,000		18,750,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21.	UnitedStates	25,000,000		4,062,500
[c]Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	UnitedStates	24,500,000		5,573,750
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22.	UnitedStates	15,000,000		12,862,500
[c]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	UnitedStates	20,000,000		9,500,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	UnitedStates	15,000,000		15,731,250
[c]Peabody Energy Corp., second lien, 144A, 10.00%, 3/15/22	UnitedStates	53,000,000		12,720,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20.	UnitedStates	25,000,000		5,625,000
QEP Resources Inc.,
senior bond, 5.375%, 10/01/22	UnitedStates	20,000,000		18,100,000
senior bond, 5.25%, 5/01/23	UnitedStates	10,000,000		8,975,000
[c,e,h]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	9,175,000		2,798,375
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	UnitedStates	30,000,000		29,175,000
first lien, 5.625%, 4/15/23	UnitedStates	13,300,000		12,335,750
[c]senior secured note, first lien, 144A, 5.625%, 3/01/25	UnitedStates	10,000,000		9,162,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	UnitedStates	10,000,000		7,650,000
senior note, 6.125%, 1/15/23	UnitedStates	20,000,000		13,850,000
[c]Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	UnitedStates	20,000,000		8,500,000
[c]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	UnitedStates	40,000,000		15,200,000
Vanguard Natural Resources LLC/Finance Corp., senior note, 7.875%, 4/01/20	UnitedStates	20,000,000		10,500,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	UnitedStates	40,000,000		17,200,000
WPX Energy Inc.,
senior note, 6.00%, 1/15/22	UnitedStates	35,000,000		29,837,500
senior note, 8.25%, 8/01/23	UnitedStates	5,300,000		4,968,750
				810,014,307

20 Semiannual Report

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FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco 2.8%
Cott Beverages Inc., senior note, 6.75%, 1/01/20	UnitedStates	20,000,000	$20,800,000
[c]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	UnitedStates	8,600,000	8,621,500
[c]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	UnitedStates	17,100,000	16,875,563
senior note, 144A, 8.25%, 2/01/20	UnitedStates	25,000,000	26,312,500
senior note, 144A, 7.25%, 6/01/21	UnitedStates	14,900,000	15,607,750
Post Holdings Inc.,
senior note, 7.375%, 2/15/22	UnitedStates	20,000,000	20,893,800
[c]senior note, 144A, 6.75%, 12/01/21	UnitedStates	25,600,000	26,176,000
[c]senior note, 144A, 6.00%, 12/15/22	UnitedStates	5,400,000	5,346,000
			140,633,113
Health Care Equipment & Services 6.4%
Alere Inc.,
senior note, 7.25%, 7/01/18	UnitedStates	20,000,000	20,753,200
senior sub. note, 6.50%, 6/15/20.	UnitedStates	10,000,000	9,950,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	UnitedStates	20,000,000	20,350,000
senior note, 7.125%, 7/15/20	UnitedStates	13,300,000	13,366,500
senior note, 6.875%, 2/01/22	UnitedStates	4,600,000	4,473,500
senior secured note, 5.125%, 8/01/21	UnitedStates	4,100,000	4,161,500
senior secured note, first lien, 5.125%, 8/15/18	UnitedStates	10,000,000	10,250,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24.	UnitedStates	17,800,000	17,788,875
senior bond, 5.00%, 5/01/25	UnitedStates	17,400,000	16,747,500
senior note, 5.75%, 8/15/22	UnitedStates	15,000,000	15,600,000
HCA Inc.,
senior bond, 5.875%, 5/01/23.	UnitedStates	50,000,000	51,875,000
senior bond, 5.375%, 2/01/25.	UnitedStates	7,000,000	6,934,375
senior secured bond, first lien, 5.875%, 3/15/22	UnitedStates	20,000,000	21,475,000
senior secured bond, first lien, 5.25%, 4/15/25	UnitedStates	11,000,000	11,165,000
senior secured note, first lien, 5.00%, 3/15/24	UnitedStates	20,000,000	20,200,000
[c]Hologic Inc., senior note, 144A, 5.25%, 7/15/22	UnitedStates	17,400,000	18,161,250
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	UnitedStates	6,700,000	7,152,250
senior note, 5.00%, 3/01/19	UnitedStates	10,700,000	10,352,250
senior note, 5.50%, 3/01/19	UnitedStates	6,300,000	6,142,500
senior note, 8.125%, 4/01/22	UnitedStates	20,000,000	20,075,000
senior note, 6.75%, 6/15/23	UnitedStates	13,700,000	12,860,875
			319,834,575
Materials 11.9%
ArcelorMittal,
senior note, 6.50%, 3/01/21	Luxembourg	46,800,000	41,067,000
senior note, 6.125%, 6/01/25	Luxembourg	10,800,000	8,532,000
[c]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	4,110,250
senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,650,368
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	6,930,000
[h]senior secured note, 144A, FRN, 3.337%, 12/15/19	Luxembourg	22,800,000	22,458,000

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Semiannual Report 21

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18.	Australia	29,000,000	$23,504,500
[c]Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25.	UnitedStates	24,400,000	27,084,000
[c]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	15,800,000	14,723,625
[c]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	26,681,250
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	10,000,000	9,193,750
[c]The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	UnitedStates	8,500,000	6,375,000
senior note, 144A, 6.625%, 5/15/23	UnitedStates	37,000,000	27,935,000
[c]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	45,000,000	41,681,250
[c]First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	20,000,000	13,100,000
senior note, 144A, 7.00%, 2/15/21	Canada	39,882,000	25,549,406
[c]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22 .	Australia	55,000,000	53,040,625
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	20,000,000	19,550,000
[c]Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	UnitedStates	14,800,000	14,726,000
senior note, 144A, 5.875%, 8/15/23	UnitedStates	16,000,000	16,670,000
[c]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	UnitedStates	27,000,000	23,625,000
[c]PSPC Escrow II Corp., senior note, 144A, 10.375%, 5/01/21	UnitedStates	7,400,000	7,566,500
[c]Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	UnitedStates	19,700,000	15,267,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	UnitedStates	23,600,000	24,278,500
senior note, 8.50%, 5/15/18	UnitedStates	10,000,000	10,075,000
senior note, 9.00%, 4/15/19	UnitedStates	2,300,000	2,340,250
senior note, 9.875%, 8/15/19	UnitedStates	7,500,000	7,790,625
senior note, 8.25%, 2/15/21	UnitedStates	20,000,000	20,075,000
senior secured note, 7.875%, 8/15/19	UnitedStates	5,000,000	5,200,000
[c]Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	UnitedStates	19,300,000	20,168,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24.	UnitedStates	15,000,000	14,362,500
senior note, 5.125%, 10/01/21	UnitedStates	15,000,000	14,662,500
[c]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21 .	United States	12,750,000	13,578,750
[c]Univar USA Inc., senior note, 144A, 6.75%, 7/15/23	UnitedStates	12,500,000	12,109,375
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	UnitedStates	5,406,000	824,415
			597,486,439
Media 9.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	UnitedStates	30,000,000	30,225,000
senior bond, 5.125%, 2/15/23.	UnitedStates	15,000,000	14,954,850
[c]senior bond, 144A, 5.375%, 5/01/25	UnitedStates	15,000,000	14,925,000
[c]CCOH Safari LLC, senior bond, 144A, 5.75%, 2/15/26.	UnitedStates	13,200,000	13,299,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	UnitedStates	6,500,000	6,418,750
senior note, 6.50%, 11/15/22	UnitedStates	3,500,000	3,408,125
senior sub. note, 7.625%, 3/15/20	UnitedStates	15,000,000	14,606,250
senior sub. note, 7.625%, 3/15/20	UnitedStates	1,650,000	1,581,937
CSC Holdings LLC,
senior note, 6.75%, 11/15/21	UnitedStates	10,000,000	9,475,000
senior note, 5.25%, 6/01/24	UnitedStates	30,000,000	25,500,000

22 Semiannual Report

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FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	UnitedStates	5,000,000	$4,337,500
senior note, 5.875%, 7/15/22	UnitedStates	30,000,000	27,937,500
senior note, 5.875%, 11/15/24	UnitedStates	20,000,000	17,931,200
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	UnitedStates	10,000,000	10,600,000
senior note, 5.125%, 10/15/19	UnitedStates	10,000,000	10,425,000
senior note, 5.125%, 7/15/20	UnitedStates	15,000,000	15,600,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	UnitedStates	40,000,000	27,640,000
senior secured note, first lien, 9.00%, 9/15/22	UnitedStates	15,000,000	10,293,750
[c]Live Nation Entertainment Inc.,
senior note, 144A, 7.00%, 9/01/20	UnitedStates	7,100,000	7,499,375
senior note, 144A, 5.375%, 6/15/22	UnitedStates	8,600,000	8,729,000
[c]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20.	UnitedStates	20,000,000	16,500,000
[c]Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	UnitedStates	34,200,000	35,439,750
senior bond, 144A, 5.375%, 4/15/25	UnitedStates	13,400,000	13,299,500
[c]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	25,000,000	25,328,125
[c]Univision Communications Inc.,
senior secured bond, first lien, 144A, 6.75%, 9/15/22	UnitedStates	15,000,000	15,600,000
senior secured note, first lien, 144A, 5.125%, 5/15/23	UnitedStates	5,000,000	4,862,500
senior secured note, first lien, 144A, 5.125%, 2/15/25	UnitedStates	17,700,000	17,146,875
[c]Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	UnitedKingdom	20,000,000	19,625,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	UnitedKingdom	25,000,000	25,187,500
senior secured note, first lien, 144A, 5.375%, 4/15/21	UnitedKingdom	9,810,000	10,153,350
[c]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	15,000,000	14,550,000
			473,079,837
Pharmaceuticals, Biotechnology & Life Sciences 4.0%
[c]AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	UnitedStates	30,000,000	25,125,000
[c]Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	25,000,000	21,625,000
[c]Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	UnitedStates	20,900,000	19,959,500
senior note, 144A, 6.00%, 7/15/23	UnitedStates	13,700,000	13,374,625
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	UnitedStates	16,300,000	16,626,000
[c]Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	UnitedStates	15,200,000	13,148,000
[c]Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	UnitedStates	17,300,000	16,651,250
[c]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	UnitedStates	42,600,000	39,245,250
[c]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	UnitedStates	12,500,000	10,906,250
senior note, 144A, 7.50%, 7/15/21	UnitedStates	10,000,000	9,450,000
senior note, 144A, 5.625%, 12/01/21.	UnitedStates	15,000,000	13,162,500
			199,273,375
Real Estate 0.9%
Equinix Inc.,
senior bond, 5.375%, 4/01/23.	UnitedStates	37,000,000	37,878,750
[i] senior bond, 5.875%, 1/15/26.	UnitedStates	7,400,000	7,529,500
			45,408,250

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Semiannual Report 23

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing 1.3%
[c]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	UnitedStates	12,700,000	$12,827,000
[c]Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	UnitedStates	12,500,000	13,062,500
[c]Netflix Inc.,
senior bond, 144A, 5.875%, 2/15/25	UnitedStates	15,600,000	16,204,500
senior note, 144A, 5.50%, 2/15/22	UnitedStates	24,600,000	25,584,000
			67,678,000
Semiconductors & Semiconductor Equipment 0.5%
[c]Qorvo Inc.,
senior bond, 144A, 7.00%, 12/01/25	UnitedStates	8,000,000	8,240,000
senior note, 144A, 6.75%, 12/01/23	UnitedStates	16,800,000	17,220,000
			25,460,000
Software & Services 3.6%
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	UnitedStates	45,000,000	34,987,500
[c]First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	UnitedStates	36,450,000	36,541,125
secured note, first lien, 144A, 5.00%, 1/15/24.	UnitedStates	18,400,000	18,446,000
senior note, 144A, 7.00%, 12/01/23	UnitedStates	14,000,000	14,227,500
senior secured bond, second lien, 144A, 8.25%, 1/15/21	UnitedStates	37,000,000	38,711,250
[c]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	UnitedStates	40,000,000	35,600,000
			178,513,375
Technology Hardware & Equipment 1.5%
[c]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	UnitedStates	25,000,000	22,375,000
[c,j]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	UnitedStates	8,000,000	8,130,000
[c]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	UnitedStates	7,000,000	6,746,250
senior note, 144A, 5.00%, 6/15/21	UnitedStates	15,000,000	14,568,750
[c]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	UnitedStates	10,200,000	9,792,000
[c]Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	UnitedStates	15,000,000	15,300,000
			76,912,000
Telecommunication Services 9.4%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23.	UnitedStates	6,300,000	6,004,845
senior bond, 5.625%, 4/01/25.	UnitedStates	17,800,000	15,374,750
senior note, 5.80%, 3/15/22	UnitedStates	30,000,000	27,937,500
[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	18,000,000	15,716,250
[c]Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	24,400,000	22,082,000
senior note, 144A, 6.75%, 3/01/23	Bermuda	8,100,000	7,193,084
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24.	UnitedStates	4,800,000	4,080,000
senior bond, 7.875%, 1/15/27.	UnitedStates	22,775,000	19,131,000
senior note, 7.125%, 1/15/23	UnitedStates	3,775,000	3,199,313
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	20,000,000	12,200,000
senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	11,212,500
senior note, 7.25%, 10/15/20	Luxembourg	10,000,000	8,400,000
senior note, 7.50%, 4/01/21	Luxembourg	25,000,000	20,875,000

24 Semiannual Report

franklintempleton.com

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[c]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	31,900,000	$30,883,187
[c]Neptune Finco Corp., senior bond, 144A, 10.875%, 10/15/25	UnitedStates	8,600,000	9,083,750
[b,e]RSL Communications PLC,
senior discount bond, 10.125%, 3/01/08	UnitedKingdom	44,500,000	—
senior note, 12.00%, 11/01/08	UnitedKingdom	6,250,000	—
Sprint Communications Inc.,
senior note, 8.375%, 8/15/17	UnitedStates	25,000,000	25,000,000
senior note, 6.00%, 11/15/22	UnitedStates	12,500,000	9,375,000
[c]senior note, 144A, 9.00%, 11/15/18	UnitedStates	53,000,000	57,372,500
[c]senior note, 144A, 7.00%, 3/01/20	UnitedStates	9,800,000	10,026,625
Sprint Corp.,
senior bond, 7.875%, 9/15/23.	UnitedStates	4,700,000	3,795,250
senior bond, 7.125%, 6/15/24.	UnitedStates	10,900,000	8,454,312
senior note, 7.625%, 2/15/25	UnitedStates	27,000,000	21,279,375
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	UnitedStates	7,400,000	7,474,000
senior bond, 6.375%, 3/01/25.	UnitedStates	22,400,000	22,400,000
senior note, 6.542%, 4/28/20	UnitedStates	11,700,000	12,109,500
senior note, 6.633%, 4/28/21	UnitedStates	9,000,000	9,382,500
senior note, 6.125%, 1/15/22	UnitedStates	4,200,000	4,296,642
senior note, 6.731%, 4/28/22	UnitedStates	9,000,000	9,337,500
[c]Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	42,000,000	40,425,000
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	15,000,000	14,990,625
			469,092,008
Transportation 2.1%
[c]Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19.	UnitedStates	15,000,000	14,737,500
senior note, 144A, 9.75%, 5/01/20	UnitedStates	9,300,000	8,137,500
Hertz Corp.,
senior note, 6.75%, 4/15/19	UnitedStates	26,800,000	27,470,000
senior note, 5.875%, 10/15/20	UnitedStates	10,000,000	10,350,000
senior note, 6.25%, 10/15/22	UnitedStates	10,000,000	10,450,000
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	16,200,000	14,215,500
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	20,000,000	17,685,000
			103,045,500
Utilities 2.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	UnitedStates	15,400,000	14,476,000
senior note, 5.375%, 1/15/23	UnitedStates	18,300,000	17,156,250
[c]senior secured bond, first lien, 144A, 5.875%, 1/15/24	UnitedStates	10,000,000	10,375,000
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	45,000,000	37,575,000
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 5.125%, 7/15/19	United States	3,600,000	3,222,000
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	UnitedStates	20,000,000	18,230,000
[c]PPL Energy Supply LLC, senior bond, 144A, 6.50%, 6/01/25	UnitedStates	13,500,000	11,559,375
[c,e]Texas Competitive Eletric Holdings Co. LLC/Texas Competitive Eletric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	UnitedStates	50,000,000	17,750,000
			130,343,625
Total Corporate Bonds (Cost $5,565,171,708)			4,746,279,210

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Semiannual Report 25

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value
Senior Floating Rate Interests (Cost $30,147,536) 0.6%
Household & Personal Products 0.6%
[h,k]Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	UnitedStates	30,350,265	$29,009,785

		Shares
Litigation Trusts (Cost $—) 0.0%
[a,b]NewPage Corp., Litigation Trust	UnitedStates	30,000,000	—
Total Investments before Short Term Investments
(Cost $5,611,528,862)			4,781,079,308

Short Term Investments (Cost $159,631,297) 3.2%
Money Market Funds 3.2%
[a,l]Institutional Fiduciary Trust Money Market Portfolio	UnitedStates	159,631,297	159,631,297
Total Investments (Cost $5,771,160,159) 98.7%.			4,940,710,605
Other Assets, less Liabilities 1.3%			66,119,764
Net Assets 100.0%			$5,006,830,369

See Abbreviations on page 38.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2015, the aggregate value of these securities was $214,295, representing less than 0.01% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
November 30, 2015, the aggregate value of these securities was $2,315,443,266, representing 46.25% of net assets.
dPerpetual security with no stated maturity date.
eSee Note 7 regarding defaulted securities.
fA portion or all of the security purchased on a delayed delivery basis. See Note 1c.
gPrincipal amount is stated in 1,000 Units.
hThe coupon rate shown represents the rate at period end.
iSecurity purchased on a when-issued basis. See Note 1c.
jIncome may be received in additional securities and/or cash.
kSee Note 1d regarding senior floating rate interests.
lSee Note 3f regarding investments in affiliated management investment companies.

26 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN HIGH INCOME TRUST

Financial Statements

Statement of Assets and Liabilities
November 30, 2015 (unaudited)

Franklin High Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,611,528,862
Cost - Non-controlled affiliates (Note 3f)	159,631,297
Total cost of investments	$5,771,160,159
Value - Unaffiliated issuers	$4,781,079,308
Value - Non-controlled affiliates (Note 3f)	159,631,297
Total value of investments	4,940,710,605
Cash.	201,218
Receivables:
Investment securities sold	13,673,880
Capitalsharessold	4,618,351
Interest	89,389,293
Otherassets	859
Total assets	5,048,594,206
Liabilities:
Payables:
Investment securities purchased	20,556,996
Capital shares redeemed	16,808,398
Management fees	1,886,610
Distribution fees	815,514
Transferagentfees	1,374,694
Trustees’ fees and expenses	1,786
Accrued expenses and other liabilities.	319,839
Total liabilities	41,763,837
Net assets, at value	$5,006,830,369
Net assets consist of:
Paid-incapital	$6,191,264,336
Distributions in excess of net investment income	(20,406,126)
Net unrealized appreciation (depreciation)	(830,449,554)
Accumulated net realized gain (loss)	(333,578,287)
Net assets, at value	$5,006,830,369

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 27

FRANKLIN HIGH INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
November 30, 2015 (unaudited)

Franklin High Income Fund

Class A:
Netassets,atvalue	$2,959,081,979
Shares outstanding.	1,702,853,812
Net asset value per share[a]	$1.74
Maximum offering price per share (net asset value per share ÷ 95.75%)	$1.82
Class C:
Netassets,atvalue	$622,665,401
Shares outstanding.	354,745,268
Net asset value and maximum offering price per share[a]	$1.76
Class R:
Netassets,atvalue	$254,885,192
Shares outstanding.	144,465,918
Net asset value and maximum offering price per share	$1.76
Class R6:
Netassets,atvalue	$81,407,612
Shares outstanding.	46,875,104
Net asset value and maximum offering price per share	$1.74
Advisor Class :
Netassets,atvalue	$1,088,790,185
Shares outstanding.	625,724,489
Net asset value and maximum offering price per share	$1.74

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

28 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN HIGH INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2015 (unaudited)

Franklin High Income Fund

Investment income:
Interest	$194,287,593
Expenses:
Management fees (Note 3a)	12,431,639
Distribution fees: (Note 3c)
ClassA	2,441,628
ClassC	2,255,480
ClassR	712,570
Transfer agent fees: (Note 3e)
ClassA	2,396,582
ClassC	510,747
ClassR	209,791
ClassR6	1,986
AdvisorClass	920,595
Custodian fees (Note 4)	25,672
Reports to shareholders	247,223
Registration and filing fees.	190,378
Professional fees	44,810
Trustees’ fees and expenses	65,944
Other	47,899
Total expenses	22,502,944
Expense reductions (Note 4)	(111)
Expenses waived/paid by affiliates (Note 3f)	(121,515)
Net expenses	22,381,318
Net investment income.	171,906,275
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(150,912,393)
Net change in unrealized appreciation (depreciation) on investments	(661,332,872)
Netrealizedandunrealizedgain(loss)	(812,245,265)
Net increase (decrease) in net assets resulting from operations	$(640,338,990)

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FRANKLIN HIGH INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin High Income Fund

	Six Months Ended
	November 30, 2015	Year Ended
	(unaudited)	May 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$171,906,275	$376,437,321
Netrealizedgain(loss)	(150,912,393)	41,775,944
Net change in unrealized appreciation (depreciation)	(661,332,872)	(497,797,376)
Net increase (decrease) in net assets resulting from operations	(640,338,990)	(79,584,111)
Distributions to shareholders from:
Net investment income:
ClassA	(105,670,154)	(224,537,970)
ClassC	(20,557,527)	(45,243,261)
ClassR	(8,619,072)	(19,014,398)
ClassR6	(3,088,417)	(3,433,463)
Advisor Class	(41,689,724)	(92,864,512)
Total distributions to shareholders.	(179,624,894)	(385,093,604)
Capital share transactions: (Note 2)
ClassA	(175,489,797)	(178,003,170)
ClassC	(60,229,742)	(62,660,713)
ClassR	(26,775,818)	(15,828,789)
ClassR6	13,611,856	49,340,016
Advisor Class	(168,889,071)	(169,588,535)
Total capital share transactions	(417,772,572)	(376,741,191)
Net increase (decrease) in net assets	(1,237,736,456)	(841,418,906)
Net assets:
Beginning of period	6,244,566,825	7,085,985,731
Endof period	$5,006,830,369	$6,244,566,825
Distributions in excess of net investment income included in net assets:
Endof period	$(20,406,126)	$(12,687,507)

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FRANKLIN HIGH INCOME TRUST

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. Organization and Significant Accounting Policies

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN HIGH INCOME TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund purchases securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

2. Shares of Beneficial Interest

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	117,602,804	$218,044,414	328,869,092	$675,245,400
Shares issued in reinvestment of distributions	48,687,229	90,643,202	93,512,721	191,426,674
Shares redeemed.	(262,262,677)	(484,177,413)	(512,025,476)	(1,044,675,244)
Netincrease(decrease)	(95,972,644)	$(175,489,797)	(89,643,663)	$(178,003,170)
Class C Shares:
Shares sold	24,622,665	$46,098,506	71,316,415	$148,244,852
Shares issued in reinvestment of distributions	9,607,353	18,068,179	18,917,506	39,108,283
Shares redeemed.	(66,464,276)	(124,396,427)	(121,655,846)	(250,013,848)
Netincrease(decrease)	(32,234,258)	$(60,229,742)	(31,421,925)	$(62,660,713)
Class R Shares:
Shares sold	10,194,566	$19,250,690	37,086,244	$77,384,806
Shares issued in reinvestment of distributions	4,462,260	8,440,762	8,962,976	18,616,906
Shares redeemed.	(28,902,861)	(54,467,270)	(54,251,549)	(111,830,501)
Netincrease(decrease)	(14,246,035)	$(26,775,818)	(8,202,329)	$(15,828,789)
Class R6 Shares:
Shares sold	15,646,686	$30,078,788	27,546,972	$56,869,218
Shares issued in reinvestment of distributions	1,405,811	2,605,554	1,327,027	2,701,297
Shares redeemed.	(10,592,149)	(19,072,486)	(5,034,393)	(10,230,499)
Netincrease(decrease)	6,460,348	$13,611,856	23,839,606	$49,340,016
Advisor Class Shares:
Shares sold	93,457,062	$173,460,199	349,201,630	$718,351,244
Shares issued in reinvestment of distributions	20,815,816	38,795,553	40,553,519	83,085,144
Shares redeemed.	(206,477,068)	(381,144,823)	(471,135,682)	(971,024,923)
Netincrease(decrease)	(92,204,190)	$(168,889,071)	(81,380,533)	$(169,588,535)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

ClassA	0.15%
ClassC	0.65%
ClassR	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of comissions paid to unaffiliated
brokers/dealers	$405,855
CDSC retained	$56,988

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

3.	Transactions with Affiliates (continued)
e.	Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended November 30, 2015, the Fund paid transfer agent fees of $4,039,701, of which $1,691,729 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to June 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	217,022,124	653,577,648	(710,968,475)	159,631,297	$159,631,297	$–	$–	0.71%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until September 30, 2016. There were no Class R6 transfer agent fees waived during the period ended November 30, 2015.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2015, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$15,010,359
2018	146,834,317
Totalcapitallosscarryforwards	$161,844,676

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At May 31, 2015, the Fund deferred post-October capital losses of $20,817,468.

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,782,636,445

Unrealizedappreciation	$57,676,401
Unrealized depreciation	(899,602,241)
Net unrealized appreciation (depreciation)	$(841,925,840)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2015, aggregated $521,632,429 and $889,161,169, respectively.

7. Credit Risk and Defaulted Securities

At November 30, 2015, the Fund had 95.23% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2015, the aggregate value of these securities was $42,707,155, representing 0.85% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2015, the Fund did not use the Global Credit Facility.

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FRANKLIN HIGH INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin High Income Fund (continued)

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$213,390		$213,390
Transportation.	—	5,576,923	—		5,576,923
Corporate Bonds	—	4,739,378,305	6,900,905	[b]	4,746,279,210
Senior Floating Rate Interests	—	29,009,785	—		29,009,785
Litigation Trusts	—	—	—[b]		—
Short Term Investments	159,631,297	—	—		159,631,297
Total Investments in Securities	$159,631,297	$4,773,965,013	$7,114,295		$4,940,710,605

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at November 30, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FRN	Floating Rate Note
PIK	Payment-In-Kind

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FRANKLIN HIGH INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.        N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)     Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  January 26, 2016